Expense Example - Class A F and IS Shares - Federated Hermes Ohio Municipal Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	544	742	957	1,575	337	626	837	1,719	78	243	422	942